Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (710)	$ 6,667	$ (33,203)
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale	3,227	5,884	2,560
Reclassification adjustment for gains included in net income	(6,632)	(354)	(2,845)
Benefit (provision) for income taxes	1,315	(2,135)	110
COMPREHENSIVE INCOME (LOSS)	$ (2,800)	$ 10,062	$ (33,378)